SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Other Expense, Net by Type (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Restructuring charges:
Restructuring charges, net of reversals									$ 73.7	$ 33.4
Other items:
Other restructuring-related charge				$ 0.5					0.5
Transaction costs					$ 1.5	$ 0.3	$ 2.6	$ 0.8		5.2	$ 5.0
Reversal of acquisition-related contingent consideration	$ (5.0)								(5.0)
Net gain on sales of assets			$ (2.3)	(0.4)	(2.1)				(2.7)	(2.1)	(1.1)
Other expense, net	3.0	$ (3.0)	57.1	12.8	9.0	10.8	10.2	6.5	69.9	36.5	23.8
Argentina
Other items:
Transition loss on remeasurement of foreign currency		3.4							3.4
Severance and related costs
Restructuring charges:
Restructuring charges, net of reversals	7.0	(7.1)	58.8	4.3	9.5	8.7	7.3	$ 5.7	63.0	31.2	14.7
Asset impairment charges and lease cancellation costs
Restructuring charges:
Restructuring charges, net of reversals	$ 1.0	$ 0.7	$ 0.6	$ 8.4	$ 0.1	$ 1.8	$ 0.3		$ 10.7	$ 2.2	$ 5.2